Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0001416876
Registrant Name	First Choice Healthcare Solutions, Inc.
Registration File Number	333-279357
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A